Common Stock (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Common Stock [Line Items]
Fair Value Adjustment of Warrants	$ 0	$ 759,000
Payment to Shareholders	569,000
Common Stock [Member]
Common Stock [Line Items]
Stock Issued During Period, Shares, New Issues2		72,007,000
Shares Issued, Price Per Share		$ 0.25
Private Placement [Member]
Common Stock [Line Items]
Fair Value Adjustment of Warrants		1,442,000
Private Placement [Member] | Common Stock [Member]
Common Stock [Line Items]
Stock Issued During Period, Shares, New Issues2		4,320,420
Shares Issued, Price Per Share		$ 0.25
Payments for Repurchase of Private Placement		$ 1,115,000